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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2



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 1.    Name and address of issuer:

       General American Separate Account Twenty-Nine
       c/o General American Life Insurance Company
       13045 Tesson Ferry Road, St Louis, MO 63128

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes ofsecurities of the issuer, check the box but do not list series or
       classes)              [X]

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 3.    Investment Company Act File Number: 811-07252

       Securities Act File Number:         033-54774

       CIK                                 0000892775


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 4(a). Last day of fiscal year for which this Form is filed: December 31, 2006

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 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

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 4(c). [ ] Check box if this is the last time the issuer will be filing this
           Form.

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 5. Calculation of registration fee:

    (i)    Aggregate sale price of
           securities sold during the
           fiscal year pursuant to
           section 24(f):                                         $      48,408
                                                                  -------------
    (ii)   Aggregate price of securities
           redeemed or repurchased
           during the fiscal year:              $   3,632,030
                                                -------------
    (iii)  Aggregate price of securities
           redeemed or repurchased
           during any prior fiscal year
           ending no earlier than
           October 11, 1995 that were
           not previously used to reduce
           registration fees payable to
           the Commission:                      $ 264,410,194
                                                -------------
    (iv)   Total available redemption
           credits [add Items 5(ii) and
           5(iii)]:                                           -   $ 268,042,224
                                                                  -------------
    (v)    Net sales -- if Item 5(i) is
           greater than Item 5(iv)
           [subtract Item 5(iv) from
           Item 5(i)]:                                            $           0
                                                                  -------------
    (vi)   Redemption credits available
           for use in future years -- if
           Item 5(i) is less than Item
           5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                -    $ 267,993,816
                                                -------------
    (vii)  Multiplier for determining
           registration fee
           (See Instruction C.9):                             x        .0000307
                                                                  -------------
    (viii) Registration fee due
           [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no
           fee is due):                                       =   $           0
                                                                  =============
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 6. Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NA. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold atthe end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state thatnumber here: NA
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 7. Interest due -- if this Form is being filed more than
    90 days after the end of the issuer's fiscal year (see
    InstructionD):                                            +   $           0
                                                                  -------------
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 8. Total of the amount of the registration fee due plus
    any interest due [line 5(viii) plus line 7]:              =   $           0
                                                                  -------------
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 9. Date the registration fee and any interest payment was
    sent to the Commission's lockbox depository:
           Method of Delivery:      [  ] Wire Transfer

                                    [  ] Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) By: /S/ William C Lane
                             -------------------------------------------------
                             William C Lane: Vice President and Associate
                             General Counsel
Date: March 23, 2007